UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 10-D
                              ASSET-BACKED ISSUER
             DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                      THE SECURITIES EXCHANGE ACT OF 1934

                    For the monthly distribution period from
                        March 30, 2006 to April 25, 2006

Commission File Number of issuing entity: 333-127834-14

                     Citigroup Mortgage Loan Trust 2006-CB3
--------------------------------------------------------------------------------
           (Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-127834

                       Citigroup Mortgage Loan Trust Inc.
--------------------------------------------------------------------------------
             (Exact name of depositor as specified in its charter)


              Credit-Based Asset Servicing and Securitization LLC
-------------------------------------------------------------------------------
              (Exact name of sponsor as specified in its charter)

                                    New York
                                  ------------
                (State or other jurisdiction of incorporation or
                      organization of the issuing entity)

                 56-2574328, 56-2574326, 56-2574327, 56-2574318
     56-2574442, 56-2574440, 56-2574251, 56-2574265, 56-2574298, 56-2574301
                                ---------------
                      (I.R.S. Employer Identification No.)

c/o JPMorgan Chase Bank, N.A.
4 New York Plaza, 6th Floor
New York, NY                                                       10004
--------------------------------------                           ---------
(Address of principal executive offices                         Zip Code
of the issuing entity)

                                 (212) 623-5600
                                 --------------
                     (Telephone number, including area code)

                                       N/A
                                   ----------
          (Former name, former address, if changed since last report)

              Registered/reporting pursuant to (check one)

              Section 12(b)   Section 12(g)   Section 15(d)    Name of Exchange
                                                              (if Section 12(b))
Title of class
AV-1              [   ]           [   ]           [ x ]
AV-2              [   ]           [   ]           [ x ]
AV-3              [   ]           [   ]           [ x ]
AV-4              [   ]           [   ]           [ x ]
M-1               [   ]           [   ]           [ x ]
M-2               [   ]           [   ]           [ x ]
M-3               [   ]           [   ]           [ x ]
M-4               [   ]           [   ]           [ x ]
M-5               [   ]           [   ]           [ x ]
M-6               [   ]           [   ]           [ x ]
B-1               [   ]           [   ]           [ x ]
B-2               [   ]           [   ]           [ x ]
B-3               [   ]           [   ]           [ x ]
B-4               [   ]           [   ]           [ x ]

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes [x] No [ ]

PART I - DISTRIBUTION INFORMATION

Item 1.  Distribution and Pool Performance Information.

         On April 25, 2006 a distribution was made to holders of Citigroup Mortgage Loan Trust 2006-CB3 C-Bass Mortgage Loan Asset-Backed Certificates, Series 2006-CB3. The distribution report is attached as
         Exhibit 99.1 to this Report on Form 10-D.


Item 9. Exhibits.

    (a) The following is a list of documents filed as part of this Report on Form 10-D:

        Statement to Certificateholders on April 25, 2006 is filed as Exhibit 99.1 hereto.

    (b) The exhibits required to be filed by Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

                                Citigroup Mortgage Loan Trust 2006-CB3
                                (Issuing Entity)

                            By: Litton Loan Servicing LLC
                                (Servicer)

                                /s/ Elizabeth Folk
                                ------------------------
                                Elizabeth Folk
                                Senior Vice President

                          Date: May 4, 2006

 EXHIBIT INDEX

  Exhibit
  Number    Description

  EX-99.1   Monthly report distributed to holders of Citigroup
            Mortgage Loan Trust 2006-CB3 C-Bass Mortgage Loan Asset-Backed Certificates, Series 2006-CB3 relating to the April 25, 2006 distribution.


                                     EX-99.1

                     Citigroup Mortgage Loan Trust 2006-CB3
         C-Bass Mortgage Loan Asset-Backed Certificates, Series 2006-CB3
                                April 25, 2006

----------------------------------------------------------------------------------------------------------------------------------
                                             DISTRIBUTION IN DOLLARS
----------------------------------------------------------------------------------------------------------------------------------
          ORIGINAL         BEGINNING                                                                                   ENDING
              FACE         PRINCIPAL                                                        REALIZED     DEFERRED     PRINCIPAL
CLASS        VALUE         BALANCE          PRINCIPAL          INTEREST        TOTAL         LOSSES       INTEREST     BALANCE
----------------------------------------------------------------------------------------------------------------------------------
 AV1      372,826,000.00     372,826,000.00     6,497,523.57  1,314,677.68   7,812,201.25     0.00         0.00      366,328,476.43
 AV2       97,721,000.00      97,721,000.00             0.00    348,117.49     348,117.49     0.00         0.00       97,721,000.00
 AV3      127,762,000.00     127,762,000.00             0.00    460,670.73     460,670.73     0.00         0.00      127,762,000.00
 AV4       94,547,000.00      94,547,000.00             0.00    347,053.15     347,053.15     0.00         0.00       94,547,000.00
  M1       29,062,000.00      29,062,000.00             0.00    107,937.08     107,937.08     0.00         0.00       29,062,000.00
  M2       25,692,000.00      25,692,000.00             0.00     95,606.36      95,606.36     0.00         0.00       25,692,000.00
  M3       16,005,000.00      16,005,000.00             0.00     59,789.79      59,789.79     0.00         0.00       16,005,000.00
  M4       13,899,000.00      13,899,000.00             0.00     52,926.23      52,926.23     0.00         0.00       13,899,000.00
  M5       12,635,000.00      12,635,000.00             0.00     48,204.28      48,204.28     0.00         0.00       12,635,000.00
  M6       10,530,000.00      10,530,000.00             0.00     40,857.86      40,857.86     0.00         0.00       10,530,000.00
  B1       10,108,000.00      10,108,000.00             0.00     54,751.67      54,751.67     0.00         0.00       10,108,000.00
  B2        9,688,000.00       9,688,000.00             0.00     52,476.67      52,476.67     0.00         0.00        9,688,000.00
  B3        9,267,000.00       9,267,000.00             0.00     50,196.25      50,196.25     0.00         0.00        9,267,000.00
  B4        8,425,000.00       8,425,000.00             0.00     45,635.42      45,635.42     0.00         0.00        8,425,000.00
  CE        4,212,715.61       4,212,715.61             0.00  1,737,924.45   1,737,924.45     0.00         0.00        4,212,715.61
  P               100.00             100.00             0.00     65,621.91      65,621.91     0.00         0.00              100.00
  R                 0.00               0.00             0.00          0.00           0.00     0.00         0.00                0.00
  RX                0.00               0.00             0.00          0.00           0.00     0.00         0.00                0.00
TOTALS    842,379,815.61     842,379,815.61     6,497,523.57  4,882,447.02  11,379,970.59     0.00         0.00      835,882,292.04
----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
             FACTOR INFORMATION PER $1,000 OF ORIGINAL FACE
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  CURRENT
                          BEGINNING                                                           ENDING              PASS-THRU
CLASS        CUSIP        PRINCIPAL       PRINCIPAL        INTEREST        TOTAL              PRINCIPAL           RATE
-----------------------------------------------------------------------------------------------------------------------------------
   AV1    12489WQU1    1,000.00000000   17.42776408         3.52624999        20.95401407      982.57223592       4.882500%
   AV2    12489WQV9    1,000.00000000    0.00000000         3.56236111         3.56236111    1,000.00000000       4.932500%
   AV3    12489WQW7    1,000.00000000    0.00000000         3.60569442         3.60569442    1,000.00000000       4.992500%
   AV4    12489WQX5    1,000.00000000    0.00000000         3.67069447         3.67069447    1,000.00000000       5.082500%
   M1     12489WQY3    1,000.00000000    0.00000000         3.71402794         3.71402794    1,000.00000000       5.142500%
   M2     12489WQZ0    1,000.00000000    0.00000000         3.72125020         3.72125020    1,000.00000000       5.152500%
   M3     12489WRA4    1,000.00000000    0.00000000         3.73569447         3.73569447    1,000.00000000       5.172500%
   M4     12489WRB2    1,000.00000000    0.00000000         3.80791640         3.80791640    1,000.00000000       5.272500%
   M5     12489WRC0    1,000.00000000    0.00000000         3.81513890         3.81513890    1,000.00000000       5.282500%
   M6     12489WRD8    1,000.00000000    0.00000000         3.88013865         3.88013865    1,000.00000000       5.372500%
   B1     12489WRE6    1,000.00000000    0.00000000         5.41666700         5.41666700    1,000.00000000       6.500000%
   B2     12489WRF3    1,000.00000000    0.00000000         5.41666701         5.41666701    1,000.00000000       6.500000%
   B3     12489WRG1    1,000.00000000    0.00000000         5.41666667         5.41666667    1,000.00000000       6.500000%
   B4     12489WRH9    1,000.00000000    0.00000000         5.41666706         5.41666706    1,000.00000000       6.500000%
   CE     12489W9R7    1,000.00000000    0.00000000       412.54255233       412.54255233    1,000.00000000       0.000000%
    P     12489W9S5    1,000.00000000    0.00000000   656,219.10000000   656,219.10000000    1,000.00000000       0.000000%
 TOTALS                1,000.00000000    7.71329447         5.79601616        13.50931062      992.28670553
-----------------------------------------------------------------------------------------------------------------------------------

          If there are any questions or problems with this statement, please contact the Administrator listed below:

                                 Amina Marriott
            JPMorgan Chase Bank, N.A. - Structured Finance Services
                      4 New York Plaza, Floor 6, NY1-E075
                               New York, New York
                              Tel: (212) 623-5415
                       Email: amina.marriott@jpmchase.com

Overcollateralization Amount                          4,212,815.61
Target Overcollateralization Amount                   4,211,899.08
Overcollateralization Deficiency Amount                       0.00
Monthly Excess Interest                               1,737,924.45
Extra Principal Distribution Amount                           0.00
Servicing Fee Paid                                      350,991.59
Trustee Fee Paid                                          1,754.96

Current Advances                                        573,443.31

Principal Prepayments                                 6,012,865.45

Total Beginning Collateral Balance                  842,379,815.61
Total Ending Collateral Balance                     835,882,292.04

Total Beginning Number of Loans                              3,885
Total Ending Number of Loans                                 3,860

Weighted Average Term to Maturity                              353

Weighted Average Mortgage Rate for All Loans             7.477189%

Weighted Average Net Mortgage Rate for All Loans         6.974689%

         Delinquency by Group
                        Group 1              Group 1         Group 1          Group 1
                       Category               Number    Principal Balance   Percentage

                        1 Month                 41            10,348,980.17   0.0123809
                        2 Month                 2                658,683.00    0.000788
                        3 Month                 2                437,523.65   0.0005234
                         Total                  45            11,445,186.82   0.0136923

                Delinquencies Include Bankruptcies and Foreclosures

         Foreclosure Group Report
          Group Number             Number of Loans    Principal Balance      Percentage
               1                       0                            0.00               0.00%
          Total                        0                            0.00               0.00%

 Foreclosure Scheduled Loan Report
            Group     Loan                      Scheduled          Current    Original    Original
            Number    Number  Forclosure Date   Principal Balance  Note Rate  Stated Term  LTV Ratio(%)  Loan Origination Date
                                                    0.00                 .0     0.00        0.00
            Total                                   0.00                 .0     0.00        0.00

 Bankruptcy Group Report
       Group Number            Number of Loans          Principal Balance            Percentage
               1                      0                          0.00                    0.00%
          Total                       0                          0.00                    0.00%

 Bankruptcy Scheduled Loan Report
            Group     Loan                      Scheduled          Current    Original    Original
            Number    Number  Bankruptcy Date   Principal Balance  Note Rate  Stated Term  LTV Ratio(%)  Loan Origination Date
                                                    0.00                 .0     0.00        0.00
            Total                                   0.00                 .0     0.00        0.00

 REO Group Report
   Group Number      Number of Loans   Principal Balance     Percentage
            1               0                       0.00              0.00%
       Total                0                       0.00              0.00%

 REO Property Scheduled Balance
   Group Number     Loan Number     REO Date     Schedule Principal Balance
                                                                   0.00
       Total                                                       0.00

 REO Book Value Report
   Group Number       Loan Number    Book Value
                                          0.00

Basis Risk Shortfalls and Net WAC Rate Carry Over Certificate Interest Amounts



AV1 Current Interest Shortfall                                                                                  0.00
AV1 Cumulative Interest Shortfall                                                                               0.00
AV1 Net WAC Rate Carryover Amount Paid                                                                          0.00
AV1 Net WAC Rate Carryover Remaining                                                                            0.00

AV2 Current Interest Shortfall                                                                                  0.00
AV2 Cumulative Interest Shortfall                                                                               0.00
AV2 Net WAC Rate Carryover Amount Paid                                                                          0.00
AV2 Net WAC Rate Carryover Remaining                                                                            0.00

AV3 Current Interest Shortfall                                                                                  0.00
AV3 Cumulative Interest Shortfall                                                                               0.00
AV3 Net WAC Rate Carryover Amount Paid                                                                          0.00
AV3 Net WAC Rate Carryover Remaining                                                                            0.00

AV4 Current Interest Shortfall                                                                                  0.00
AV4 Cumulative Interest Shortfall                                                                               0.00
AV4 Net WAC Rate Carryover Amount Paid                                                                          0.00
AV4 Net WAC Rate Carryover Remaining                                                                            0.00

M1  Current Interest Shortfall                                                                                  0.00
M1  Cumulative Interest Shortfall                                                                               0.00
M1  Net WAC Rate Carryover Amount Paid                                                                          0.00
M1  Net WAC Rate Carryover Remaining                                                                            0.00

M2  Current Interest Shortfall                                                                                  0.00
M2  Cumulative Interest Shortfall                                                                               0.00
M2  Net WAC Rate Carryover Amount Paid                                                                          0.00
M2  Net WAC Rate Carryover Remaining                                                                            0.00

M3  Current Interest Shortfall                                                                                  0.00
M3  Cumulative Interest Shortfall                                                                               0.00
M3  Net WAC Rate Carryover Amount Paid                                                                          0.00
M3  Net WAC Rate Carryover Remaining                                                                            0.00

M4  Current Interest Shortfall                                                                                  0.00
M4  Cumulative Interest Shortfall                                                                               0.00
M4  Net WAC Rate Carryover Amount Paid                                                                          0.00
M4  Net WAC Rate Carryover Remaining                                                                            0.00

M5  Current Interest Shortfall                                                                                  0.00
M5  Cumulative Interest Shortfall                                                                               0.00
M5  Net WAC Rate Carryover Amount Paid                                                                          0.00
M5  Net WAC Rate Carryover Remaining                                                                            0.00

M6  Current Interest Shortfall                                                                                  0.00
M6  Cumulative Interest Shortfall                                                                               0.00
M6  Net WAC Rate Carryover Amount Paid                                                                          0.00
M6  Net WAC Rate Carryover Remaining                                                                            0.00

B1  Current Interest Shortfall                                                                                  0.00
B1  Cumulative Interest Shortfall                                                                               0.00
B1  Net WAC Rate Carryover Amount Paid                                                                          0.00
B1  Net WAC Rate Carryover Remaining                                                                            0.00

B2  Current Interest Shortfall                                                                                  0.00
B2  Cumulative Interest Shortfall                                                                               0.00
B2  Net WAC Rate Carryover Amount Paid                                                                          0.00
B2  Net WAC Rate Carryover Remaining                                                                            0.00

B3  Current Interest Shortfall                                                                                  0.00
B3  Cumulative Interest Shortfall                                                                               0.00
B3  Net WAC Rate Carryover Amount Paid                                                                          0.00
B3  Net WAC Rate Carryover Remaining                                                                            0.00

B4  Current Interest Shortfall                                                                                  0.00
B4  Cumulative Interest Shortfall                                                                               0.00
B4  Net WAC Rate Carryover Amount Paid                                                                          0.00
B4  Net WAC Rate Carryover Remaining                                                                            0.00

Net Interest Shortfalls PSA Section 1.03                                                                        0.00
Soldiers and Sailors Relief Act                                                                                 0.00
Prepayment Interest Shortfall                                                                                   0.00

Note: SSCRA and PPIS are treated as one (shortfall) amount
Has the Stepdown Date occured?                                                                                    NO
Note: Stepdown not to occur before April 25, 2009 (unless Senior Certificates are paid in full)

Trigger Event Details

Has the Trigger Event Occured                                                                                     NO

Rolling 6 Month Prior Delinquency Percentage                                                          Not Applicable
Total Current Realized Losses                                                                                   0.00

Cumulative Realized Losses as a Percentage of Original Collateral Balance                                    0.0000%

Available Funds                                                                                        11,316,103.63
Interest Remittance Amount                                                                              4,818,580.06
Principal Remittance Amount                                                                             6,497,523.57

Mortgage Loans (Principal Balance) purchased by the Servicer                                                    0.00

Net Swap Payment made by the Trust to the Swap Provider                                                    79,289.46

Net Swap Payment made by the Swap Provider to the Trust                                                         0.00

Swap Termination Payment                                                                                        0.00

Interest Accrual Period
Start Date                                                                                            March 30, 2006
End Date                                                                                              April 24, 2006
Number of Days in Accrual Period                                                                                  26

Copyright 2005 J.P. Morgan Chase & Co.  All rights reserved.